United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated Intercontinental Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Shares	Value in U.S. Dollars

		COMMON STOCKS—96.1%
		Australia--5.4%
240,000		AMP Ltd.	$1,289,002
20,000	1	ASX Ltd.	559,136
365,000		AXA Asia Pacific Holdings Ltd.	1,325,165
130,000		Amcor Ltd.	633,901
57,777	1	Amcor Ltd., Rights	0
90,000		Ansell Ltd.	731,961
119,000		Australia & New Zealand Banking Group, Melbourne	2,139,740
140,000		BHP Billiton Ltd.	4,371,923
240,000		Boral Ltd.	1,168,889
140,000	1	Brambles Industries Ltd.	878,375
90,000		Caltex Australia	936,995
75,000		Coca-Cola Amatil Ltd.	628,011
20,000		Commonwealth Bank of Australia, Sydney	776,967
175,000	1	Fortescue Metals Group Ltd.	650,790
220,000		Harvey Norman Holdings Ltd.	729,821
33,000		Ici Australia	629,324
275,000		Incitec Pivot Ltd.	694,724
52,000		Macquarie Group Ltd.	2,229,599
87,800		National Australia Bank Ltd., Melbourne	2,112,018
660,000	1	OZ Minerals Ltd.	594,581
350,000		Qantas Airways	752,278
33,000		Rio Tinto Ltd.	1,553,822
330,000		Telstra Corp. Ltd.	909,053
37,000		Wesfarmers Ltd.	785,267
73,000	1	Westfield Group	777,268
87,000		Westpac Banking Corp. Ltd., Sydney	1,790,870
59,000		Woodside Petroleum Ltd.	2,434,202
29,000		Woolworth's Ltd.	686,677
		TOTAL	32,770,359
		Austria--2.4%
80,000	2	Erste Group Bank AG	3,413,059
8,000		Mayr-Melnhof Karton AG	763,036
73,000		OMV AG	2,879,691
31,500		Oesterreichische Elektrizitaetswirtschafts AG	1,601,970
25,000		Raiffeisen International Bank	1,322,511
62,000		Telekom Austria AG	1,083,927
63,700		Vienna Insurance Group	3,314,746
		TOTAL	14,378,940
		Brazil--9.7%
40,000	1	Aracruz Cellulose S/A, ADR	844,800
271,100	2	Banco Bradesco SA, ADR	4,394,531
149,000		Banco Do Brasil SA	2,068,149
120,300	1,2	Brasil Telecom SA, ADR	2,596,074
213,805	1,2	Companhia Energetica de Minas Gerais, ADR	3,123,691
143,000	1,2	Companhia Siderurgica Nacional SA, ADR	3,730,870
50,000	2	Companhia de Bebidas das Americas (AmBev), ADR	3,728,500
63,100	1	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,309,460
120,000		Fertilizantes Fosfatados SA	1,123,786
467,393	1	Itau Unibanco Banco Multiplo SA, ADR	7,828,833
50,000	1	Lojas Renner SA	793,230
182,880	1,2	Petroleo Brasileiro SA, ADR, Common	7,249,363
164,700	1	Petroleo Brasileiro SA, ADR, Preference	5,468,040
37,000	1	Redecard SA	506,500
30,000		Souza Cruz SA	952,512
59,000	1	Tele Norte Leste Participacoes SA, ADR	940,460
601,420	2	Vale SA, ADR	11,553,278
		TOTAL	59,212,077
		Chile--1.5%
29,000		Banco Santander Chile SA, ADR	1,483,930
22,000		Cap SA	526,808
275,000	1	Cencosud SA	712,144
2,000,000		Colbun SA	452,912
23,000	1	Empresa Nacional Electricidad SA, ADR	1,060,530
27,000		Empresas CMPC SA	780,623
105,000	1	Empresas Copec SA	1,249,571
90,000	1	Enersis S.A., ADR	1,557,900
44,000		Sociedad Quimica Y Minera de Chile, ADR	1,532,520
		TOTAL	9,356,938
		China—7.0%
650,000		Agile Property Holdings Ltd.	732,458
824,000	1	Alibaba.com Corp.	2,058,930
118,000		Anhui Conch Cement Co. Ltd., Class H	753,700
5,657,600	1	Bank of China Ltd.	2,750,668
1,400,000		Belle International Holdings	1,272,532
2,689,200		CNOOC Ltd.	3,494,969
3,210,100	1	China CITIC Bank	1,946,148
1,900,000		China Construction Bank	1,431,006
735,000		China Life Insurance Co. Ltd.	3,094,750
241,500		China Mobile Ltd.	2,353,363
1,150,000		China Oilfield Services Ltd.	1,001,856
250,000		Citic Pacific Ltd.	668,997
1,600,000	1	Country Garden Holdings Co.	660,213
1,030,000	1	Dongfeng Motor Corp.	1,069,159
323,000		Hengan Intlernational Group Co. Ltd.	1,791,355
1,250,000		Industrial & Commercial Bank of China	852,796
700,000		Jiangsu Expressway, Class H	551,669
1,232,000		Jiangxi Copper Co. Ltd.	2,562,471
556,000	1	Li Ning Co. Ltd.	1,551,265
1,100,000	1	PICC Property and Casualty Co., Ltd., Class H	690,836
1,438,700		PetroChina Co. Ltd.	1,588,223
230,000	1	Ping An Insurance (Group) Co. of China Ltd.	1,724,807
168,000		Tencent Holdings Ltd.	2,505,093
422,800		Tsingtao Brewery Co. Ltd.	1,455,516
930,000		Yanzhou Coal Mining Co. Ltd., Class H	1,310,851
1,360,000		Zhejiang Expressway Co. Ltd.	1,298,675
1,750,000	1	Zijin Mining Group Co. Ltd.	1,473,514
		TOTAL	42,645,820
		Czech Republic--1.8%
51,200		CEZ AS	2,675,778
66,000	1	Central European Media Enterprises Ltd., Class A	1,851,923
16,000		Komercni Banka AS	3,055,171
114,800		Telefonica 02 Czech Republic	3,186,106
		TOTAL	10,768,978
		Denmark--5.7%
40,000		Carlsberg A/S, Class B	2,877,636
8,000		Coloplast AS, Class B	618,829
32,000		D/S Norden A/S	1,128,442
150,600		DSV, De Sammensluttede Vognmad AS	2,332,115
693		A.P Moller-Maersk A/S	5,000,347
110,000		Dampskibsselskabet Torm AS	1,041,692
19,500		Danisco A/S	954,882
185,400		Danske Bank A/S	4,987,713
51,400		H. Lundbeck AS	1,016,466
95,600		Novo Nordisk, Class B	5,842,338
9,000		Novozymes A/S, Class B	772,905
69,600		Sydbank AS	1,951,899
4,300		Topdanmark A/S	586,948
10,400	1	Trygvesta AS	663,301
56,300	1	Vestas Wind Systems A/S	4,043,716
11,800		William Demant A/S	723,411
		TOTAL	34,542,640
		Germany--3.5%
26,300		Adidas AG	1,241,699
16,748		Allianz SE	1,936,864
48,200		BASF AG	2,520,593
25,600		Bayer AG	1,574,093
39,800	2	Daimler AG	1,797,368
159,720		Deutsche Telekom AG, Class REG	2,128,901
20,900		MAN SE	1,598,325
14,400		Muenchener Rueckversicherungs-Gesellschaft AG	2,148,142
24,036		RWE AG	2,229,695
50,400		SAP AG	2,462,280
18,700		Siemens AG	1,621,663
		TOTAL	21,259,623
		Hong Kong--5.2%
734,500	1	BOC Hong Kong (Holdings) Ltd.	1,470,345
260,000		CLP Holdings Ltd.	1,739,548
140,000		Cheung Kong	1,659,446
136,000		Esprit Holdings Ltd.	825,683
970,000	1	Foxconn International Holdings Ltd.	595,416
795,400		HSBC Holdings PLC	8,459,576
303,000	1	Hang Lung Properties Ltd.	944,222
104,000		Henderson Land Development Co. Ltd.	608,924
229,000		Hong Kong Electric Holdings Ltd.	1,278,768
158,500		Hong Kong Exchanges & Clearing Ltd.	2,765,673
645,000		Hong Kong and China Gas Co. Ltd.	1,395,943
280,000		Hutchison Whampoa Ltd.	1,968,998
357,000		Li & Fung Ltd.	1,190,768
357,000		MTR Corp. Ltd.	1,203,831
212,000		Sun Hung Kai Properties	2,857,108
156,000		Swire Pacific Ltd., Class A	1,626,780
272,000		Wharf Holdings Ltd.	1,212,859
		TOTAL	31,803,888
		Italy--2.1%
35,000	1	Ansaldo STS SpA	708,128
41,000		Assicurazioni Generali SpA	1,023,850
70,000		Benetton Group SpA	667,180
100,000		Credito Emiliano SpA	620,726
50,000		ENI SpA	1,186,984
75,000		Fiat SpA	888,598
60,000		Finmeccanica SpA	960,244
300,000		Intesa Sanpaolo SpA	1,301,670
45,000		Italcementi SpA	676,345
67,000		Mediobanca SpA	921,546
105,000		Mediolanum SpA	666,597
300,000	1	Parmalat SpA	771,104
640,000		Unicredito Italiano SpA	2,330,348
		TOTAL	12,723,320
		Japan--10.2%
236,000		Ajinomoto Co., Inc.	2,396,843
95,000		Asahi Breweries Ltd.	1,651,298
130,000		Asahi Glass Co. Ltd.	1,124,035
90,000		Chubu Electric Power Co., Inc.	2,088,970
62,000		Chugai Pharmaceutical Co. Ltd.	1,265,721
100,000	1	Elpida Memory, Inc.	1,550,491
75,700		Fuji Photo Film Co.	2,255,520
500,000		Hokuhoku Financial Group, Inc.	1,241,262
114,600		Honda Motor Co. Ltd.	3,595,374
80,000		Hoya Corp.	1,797,062
650		KDDI Corp.	3,693,363
100,000		Komatsu Ltd.	1,791,152
180,000		Kubota Corp.	1,475,205
449,400		Mitsubishi UFJ Financial Group, Inc.	2,850,963
995,300		Mizuho Financial Group, Inc.	2,425,110
1,000		NTT DoCoMo, Inc.	1,538,873
533,000		Nippon Express Co. Ltd.	2,372,437
86,000		Nippon Telegraph & Telephone Corp.	3,824,814
500,000		Nishi-Nippon Bank	1,328,594
30,000		Sankyo Co. Ltd.	1,886,531
63,000		Seven & I Holdings Co. Ltd.	1,524,580
440,000		Sharp Corp.	5,054,029
124,300		Shionogi and Co.	3,035,143
32,300		Sumitomo Mitsui Financial Group, Inc.	1,384,464
175,100		Taiyo Nippon Sanso Corp.	1,844,106
42,000		Terumo Corp.	2,199,921
325,000		Toray Industries, Inc.	1,892,499
60,000		Toyota Motor Corp.	2,558,655
72,000		Yamaguchi Financial Group, Inc.	826,684
		TOTAL	62,473,699
		Norway--10.0%
365,000	1	Acergy SA	3,691,219
526,800		Den Norske Bank A/S	5,406,320
145,800		Fred Olsen Energy ASA	4,953,637
140,200	2	Frontline Ltd.	3,154,551
2,041,600	1,2	Golden Ocean Group Ltd.	2,253,737
816,600		Norsk Hydro ASA	4,915,422
450,000		Orkla ASA	3,615,093
300,000	1	Pronova BioPharma AS	867,940
598,443		StatoilHydro ASA	13,093,876
80,000	1	Subsea 7 Inc.	920,827
249,100	1	TGS Nopec Geophysical Co. ASA	3,163,670
128,400	1	Tandberg ASA	2,663,335
666,400		Telenor ASA	6,288,170
221,500		Yara International ASA	6,015,433
		TOTAL	61,003,230
		South Africa--4.1%
35,200		Anglogold Ltd.	1,352,456
117,006		ArcelorMittal South Africa Ltd.	1,755,920
141,200		Bidvest Group Ltd.	2,053,187
706,500		FirstRand Ltd.	1,444,188
118,600		Gold Fields Ltd.	1,438,947
63,400		Impala Platinum Holdings Ltd.	1,484,694
199,700		MTN Group Ltd.	3,272,304
70,500		Nasionale Pers Beperk, Class N	2,308,942
854,600		Sanlam Ltd.	2,255,656
85,400		Sasol Ltd.	3,215,894
250,000		Shoprite Holdings Ltd.	1,865,603
197,700		Standard Bank Group Ltd.	2,556,874
		TOTAL	25,004,665
		South Korea--10.1%
39,900	1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	638,413
24,200		Han Wha	848,100
79,700		Hanwha Chemical	828,673
7,400		Hyundai Heavy	1,126,941
8,000		Hyundai Mipo Dockyard Co. Ltd.	790,625
37,400		Hyundai Motor Co.	3,171,793
59,600		Hyundai Securities	796,009
15,800		Inchon Iron & Steel	1,002,348
70,000	1	KB Financial Group, Inc.	2,870,921
187,900		KT Corp., ADR	2,925,603
32,000		Korea Electric Power Corp.	798,024
20,000		LG Corp.	1,217,930
29,400	1	LG Display Co. Ltd.	868,381
46,500		LG Electronics, Inc.	5,319,653
18,500		LS Corporation	1,222,036
57,750	2	POSCO, ADR	5,281,815
16,000	1	SK Energy Co. Ltd.	1,281,878
24,600		SK Holdings Co., Ltd.	2,067,066
48,400		Samsung Electro-Mechanics Co.	3,458,271
22,150		Samsung Electronics Co.	13,635,674
10,200		Samsung Fire & Marine Insurance	1,828,775
81,000		Samsung Heavy Industries	1,900,401
36,300		Samsung SDI Co. Ltd.	4,294,496
55,000		Shinhan Financial Group Co. Ltd.	1,803,476
70,700		Woongjin Coway Co. Ltd.	1,949,976
		TOTAL	61,927,278
		Switzerland--8.6%
192,600		ABB Ltd.	3,713,342
21,500	1	Actelion Ltd.	1,241,956
105,977		Credit Suisse Group AG	5,401,376
50,300		Julius Baer Holding Ltd., Zurich, Class B	2,567,324
25,000		Kuehne & Nagel International AG	1,987,689
10,200		Lonza AG	1,002,153
257,819		Nestle SA	10,715,771
148,580		Novartis AG	6,899,180
43,162		Roche Holding AG	6,868,069
10,500		Syngenta AG	2,469,704
9,800		Synthes, Inc.	1,148,515
336,300	2	UBS AG	6,161,016
11,400		Zurich Financial Services AG	2,513,242
		TOTAL	52,689,337
		Taiwan--2.8%
550,000		Cathay Financial Holding Co. Ltd.	766,275
3,000,000	1	China Development Financial Holding Corp.	689,497
926,184		China Steel Corp.	839,086
605,000		Chunghwa Telecom Co. Ltd.	1,035,664
2,472,000	1	E.Sun Financial Holding Co. Ltd.	763,959
896,875		First Financial Holding Co. Ltd.	484,875
535,000		Formosa Plastic Corp.	959,970
680,000	1	Fubon Group Co. Ltd.	633,157
2,500		HTC Corp.	25,060
488,750		Hon Hai Precision Industry Co. Ltd.	1,633,934
1,815,000		Inventec Co. Ltd.	1,000,869
653,250		Lite-On Technology Corp.	728,581
70,140		MediaTek, Inc.	1,015,712
1,490,000		Mega Financial Holding Co. Ltd.	739,698
695,250		Nan Ya Plastic	966,339
373,700		Quanta Computer, Inc.	772,057
1,205,999		Taiwan Semiconductor Manufacturing Co.	2,162,162
1,500,000	1	Tatung Co. Ltd.	318,181
2,000,000		Teco Elec & Mach	820,049
2,250,000		United Microelectronics Corp.	918,688
		TOTAL	17,273,813
		Turkey--6.0%
1,380,000		Akbank T.AS	7,942,413
84,000		Anadolu Efes Biracilik ve Malt Sanayii AS	920,206
270,000		Haci Omer Sabanci Holding AS	1,046,877
210,000		Tupras Turkiye Petrol Rafinerileri AS	3,157,179
700,000		Turkcell Iletisim Hizmetleri AS	4,556,175
2,540,000		Turkiye Garanti Bankasi AS	9,436,512
2,245,558		Turkiye Is Bankasi (Isbank), Class C	8,938,911
360,000		Turkiye Vakiflar Bankasi T.A.O.	799,845
		TOTAL	36,798,118
		TOTAL COMMON STOCKS (IDENTIFIED COST $522,759,419)	586,632,723
		EXCHANGE-TRADED FUND—1.9%
7,313,650		iShares FTSE/Xinhua A50 China (iShares Asia Trust) (IDENTIFIED COST $9,566,853)	11,905,368
		MUTUAL FUND—9.0%
54,726,187	3,4,5	Prime Value Obligations Fund, Institutional Shares, 0.38% (AT NET ASSET VALUE)	54,726,187
		TOTAL INVESTMENTS—107.0% (IDENTIFIED COST $587,052,459)6	653,264,278
		OTHER ASSETS AND LIABILITIES—NET—(7.0)%7	(42,916,700)
		TOTAL NET ASSETS—100%	$610,347,578

At August 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
1/11/2010	32,278,000 Australian Dollar	$25,721,047	$1,205,089
Contracts Sold:
9/04/2009	2,120,767 Danish Krone	$405,345	$ (3,610)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS		$1,201,479

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$46,738,440	$49,809,388
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At August 31, 2009, the cost of investments for federal tax purposes was $587,052,459.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $66,211,819.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $88,978,857 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,767,038.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
International	$84,734,822	$501,897,901	$-	586,632,723
Exchange-Traded Fund	-	11,905,368	-	11,905,368
Mutual Fund	54,726,187	-	-	54,726,187
TOTAL SECURITIES	$139,461,009	$513,803,269	$-	$653,264,278
Other Financial Instruments*	$-	$1,201,479	$-	$1,201,479

*Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated International Strategic Value Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS—92.4%
		Consumer Services--1.2%
3,553		Greek Organization of Football Prognostics	$86,708
		Energy—11.8%
22,839		BP PLC	196,582
7,380		Repsol YPF SA	183,435
6,383	1	Royal Dutch Shell PLC, Class A	176,715
8,950		StatoilHydro ASA	195,825
2,567		Total SA	147,580
		TOTAL	900,137
		Food Beverage & Tobacco—18.0%
7,215		British American Tobacco PLC	219,381
19,010		Coca-Cola Amatil Ltd.	159,180
11,011		Diageo PLC	170,988
39,685		Foster's Group Ltd.	183,728
6,455		Imperial Tobacco Group PLC	181,083
4,450		Nestle SA	184,956
3,255		Souza Cruz SA	103,348
6,049		Unilever PLC	164,682
		TOTAL	1,367,346
		Health Care Equipment & Services--1.4%
9,160		Sonic Healthcare Ltd.	108,055
		Household & Personal Products--2.3%
40,245	1	Kimberly-Clark de Mexico	173,345
		Insurance--0.9%
2,872		Sampo Oyj, Class A	68,947
		Media—7.6%
13,811		Pearson PLC	167,986
7,491		Vivendi SA	213,695
10,038		Wolters Kluwer NV	199,078
		TOTAL	580,759
		Pharmaceuticals, Biotechnology & Life Sciences--11.0%
4,627		AstraZeneca PLC	213,200
5,300		Daiichi Sankyo Co. Ltd.	113,035
1,700		Eisai Co. Ltd.	62,341
5,943		GlaxoSmithKline PLC	116,341
2,300		Ono Pharmaceutical Co. Ltd.	113,010
3,253		Sanofi-Aventis	220,985
		TOTAL	838,912
		Telecommunication Services—21.2%
4,078		Belgacom	152,990
16,102		Deutsche Telekom AG, Class REG	214,623
12,742		Koninklijke KPN NV	195,960
1,375		Mobistar SA	88,616
7,975		Portugal Telecom SGPS SA	82,503
64,385		Singapore Telecom Ltd.	140,199
7,000		TELUS Corp.	207,490
7,335		Telefonica SA	185,199
3,150		Telekom Austria AG	55,070
64,185		Telstra Corp. Ltd.	176,811
51,625		Vodafone Group PLC	111,283
		TOTAL	1,610,744
		Utilities--17.0%
58,075	1	A2A SpA	112,633
4,130		CPFL Energia SA	72,862
3,008		E.On AG	127,468
4,861	1	GDF Suez	205,270
16,367		National Grid PLC	157,769
2,411		RWE AG	223,656
8,050		Scottish & Southern Energy PLC	146,292
8,675		Tractebel Energia SA	91,827
21,445		United Utilities Group PLC	157,553
		TOTAL	1,295,330
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,305,352)	7,030,283
		MUTUAL FUND--2.1%
160,410	2,3	Prime Value Obligations Fund, Institutional Shares, 0.38% (AT NET ASSET VALUE)	160,410
		TOTAL INVESTMENTS --- 94.5% (IDENTIFIED COST $6,465,762)4	7,190,693
		OTHER ASSETS AND LIABILITIES --- NET --- 5.5%5	414,310
		TOTAL NET ASSETS --- 100%	$7,605,003

At August 31, 2009, the Fund had an outstanding foreign exchange contract as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contract Purchased:
9/2/2009	137,509 Brazilian Real	$73,229	$(434)

Unrealized Depreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At August 31, 2009, the cost of investments for federal tax purposes was $6,465,762.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $724,931.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $750,522 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,591.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
International	$648,872	$6,381,411	$---	$7,030,283
Mutual Fund	160,410	---	---	160,410
TOTAL SECURITIES	$809,282	$6,381,411	$---	$7,190,693
OTHER FINANCIAL INSTRUMENTS*	$(434)	$---	$---	$(434)

*Other financial instruments include a foreign exchange contract.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009